Property and Equipment (Schedule of Property and Equipment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 297,164
Ending Balance	174,936	$ 297,164
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	754,045	754,045
Ending Balance	754,045	754,045
Cost [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	683,758	683,758
Ending Balance	683,758	683,758
Cost [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	70,287	70,287
Ending Balance	70,287	70,287
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	456,881	298,623
Charge for the year	122,228	158,258
Ending Balance	579,109	456,881
Depreciation [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	399,934	257,976
Charge for the year	114,892	141,958
Ending Balance	514,826	399,934
Depreciation [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	56,947	40,647
Charge for the year	7,336	16,300
Ending Balance	64,283	56,947
Net Book Value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	297,164
Ending Balance	174,936	297,164
Net Book Value [Member] | Leasehold Improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	283,824
Ending Balance	168,932	283,824
Net Book Value [Member] | Computers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	13,340
Ending Balance	$ 6,004	$ 13,340